Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Investment Grade Securitized ETF	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Mar. 02, 2021
Fidelity Investment Grade Securitized ETF
Bar Chart Table:
Annual Return 2022	(12.57%)